Report of Independent Accountants on Applying
Agreed-Upon Procedures

Spruce Finance, Inc.
One Pennsylvania Plaza, Suite 2428
New York, New York 10119

Citigroup Global Markets Inc.
390 Greenwich Street, 1st Floor
New York, NY 10013

We ("us" or "PwC") have performed the procedures enumerated below, which were agreed to by the addressees of this report, who are collectively referred to herein as the "Specified Parties", solely to assist you in performing the agreed upon procedures described below related to the accuracy of certain attributes of certain collateral assets included in the potential issuance by a trust (the "Trust"), established by Spruce Finance, Inc. and its subsidiaries (the "Company"), of asset-backed notes (the "Notes") collateralized by a static pool of unsecured consumer loans originated by the Company and/or its subsidiaries or affiliates (the "Receivables") and sold to the Trust (the "Transaction").  The Company is responsible for the information related to the collateral assets (the "Responsible Party").

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants.  The sufficiency of these procedures is solely the responsibility of the Specified Parties.  Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This report is intended solely for the information and use of the Specified Parties (including for purposes of substantiating the Specified Parties' "due diligence defense" under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the sufficiency of the procedures performed (such party is herein referred to as a "Non-Specified Party"), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk;

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report's contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17G-5 of the Securities Exchange Act of 1934).

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Report of Independent Accountants on Applying Agreed-Upon Procedures
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Procedures and Findings

In connection with the Transaction, the Specified Parties chose a sample size of 250 loans, which the Specified Parties represent, was selected from the collateral pool of assets to be sold as part of the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;

•	The value of collateral securing such assets; and

•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the current fair value of these securities.  PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in the exhibits, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents (including, but not limited to, indenture agreements or offering documents) included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of Securities Exchange Act of 1934;
•	The reasonableness of any of the assumptions provided by the Responsible Party; and
•	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the entire collateral pool in the Transaction based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

Our work was limited to comparing and recalculating certain information as detailed below.  We did not perform reviews of the Company's information systems, specific or system-wide security,

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application controls or completeness and integrity of any systems of the Company.  It should be noted that the scope of our work does not provide any current or ongoing assurance of computer operations procedures, or completeness and integrity of programs that process the information and data to which procedures were applied.

Our procedures and findings are as follows:

Data, Information and Documents Provided

The Company provided the following:

•	Electronic data file containing loan account numbers as of December 31, 2015 ("Loan Tape 1"), an electronic data file containing loan account numbers as of January 31, 2016 for loans originated after December 31, 2015 and before January 31, 2016 ("Loan Tape 2"), and an electronic data file containing loan account numbers as of March 31, 2016 for loans originated after January 31, 2016 and before March 31, 2016 ("Loan Tape 3").

•	Electronic data files containing loan level information for the Sample Loans (defined below), which the Company represents, was retrieved from servicing system as of December 31, 2015,January 31, 2016, and March 31, 2016, as applicable (the "Loan Data Tape").

•	Electronically imaged contract documentation for the Sample Loans (the "Contract Files") including a home improvement contract (the "HIC"), which the Company represents was retrieved from their servicing and billing systems.

•	Electronic images of certain screens from the Company's servicing system for the Sample Loans (the "Servicing Screenshots").

•	Access to the Company's servicing data warehouse using the Company's computer terminal at One Pennsylvania Plaza, Suite 2428 in New York, NY on February 8, 2016, March 3, 2016, and April 28, 2016 (the "Data Warehouse").

Procedures Performed

As instructed by the Specified Parties, PwC randomly selected 220 loan account numbers from Loan Tape 1,5 loan account numbers from Loan Tape 2, and 25 loan account numbers from Loan Tape 3 (together, the "Sample Loans").

Using the instruction, methodology and assumptions provided by the Company in Exhibit A, as applicable, we performed the following procedures for each Sample Loan:

1.	For each Item enumerated below, we compared and agreed the data in the Loan Data Tape to the applicable Contract File, Servicing Screenshot or Data Warehouse, noting 4 exceptions detailed in Exhibit C.

Item	Loan Data Tape column name	Source
FICO Score	Fico_orig_best	Contract Files

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Internal Risk Level	Credit_tier	Data Warehouse
Origination Date or Start Date	Orig_date or Start_date	Servicing Screenshots
Original Term	Orig_term	Contract Files
Monthly Payment	Orig_pmt	Contract Files
Original Loan Amount	Loan_amount	Contract Files
Loan Rate	Orig_rate	Contract Files
Maturity Date	Mat_date1	Servicing Screenshots
Origination State	Orig_state	Contract Files
Number of Days Delinquent	Dec31_days_delinq or Jan31_days_delinq or Mar31_days_delinq	Servicing Screenshots

2.	We recalculated each Item below using the applicable data in the Servicing Screenshots and agreed our results to the corresponding data in the Loan Data Tape, noting no exceptions.

Item	Loan Data Tape column name
Current Balance	Dec31_balance or Jan31_balance or Mar31_balance

3.	We confirmed that each HIC for each Sample Loan contained one or more of the following words or phrases in the description area of each HIC, noting no exceptions:

•	HVAC
•	Heating unit/system
•	Heat
•	Heat pump
•	Cooling unit/system
•	Cooling
•	Hot water tank
•	Boiler
•	Furnace
•	Drain
•	Drainage
•	Ventilation
•	Ventilating unit/system
•	AC
•	Air conditioning
•	Thermostat
•	Siding
•	Exhaust fan
•	Insulation
•	Insulate
•	Water heater
•	Flooring

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•	Plumbing
•	Sun room
•	Toilet
•	Energy Star
•	Basement
•	Door
•	Weather Proof
•	Windows
•	Screens
•	Screening
•	Roofing
•	Roof
•	Foundation
•	Solar
•	Lights
•	Garbage disposal
•	DHW
•	MLI/multilayer insulation
•	Shingles
•	Shell test & seal

4.	Of the 250 Sample Loans, 32 Sample Loans (shown in Exhibit B) had itemized costs shown on the respective HIC. For these 32 Sample Loans only, we performed the following procedures:
A.	Summed the cost of the items on the HIC that contained the word(s) and/or phrase(s) listed in procedure 3 above;
B.	Calculated each respective Sample Loan's 'Original Loan Amount' per the Loan Data Tape multiplied by 50%; and
C.	Compared the result of procedure 4.A. to the result of procedure 4.B, noting any exceptions if the result of procedure 4.A. is less than the result of procedure 4.B. We noted no exceptions.

We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion on the the information provided to us. Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/ PricewaterhouseCoopers LLP

June 2, 2016

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Exhibit A

Instructions, calculation methodologies and assumption provided by the Company that were applied to the Contract Files, Servicing Screenshots, Data Warehouse and Loan Data Tape, as applicable, in performing Procedures 1 and 2:

Item – FICO Score:

•	Viewtech Contract: As part of the Contract Files, there will be an Equifax or Trans Union credit check. Look at the top of the Equifax report for the 'Beacon 5.0 Score' or the 'Trans Union Classic 2004' or 'Score' in the Trans Union report.

•	AFC Contract: As part of the Contract Files, there will be a Trans Union Credit Profile Report. Look at the section of the report labelled 'Scorecards' for the 'Score'.

•	Banker's System Contract: As part of the Contract Files, there will be a Trans Union Credit Report. Look at the section of the report labelled 'Model Profile' for the 'FICO Classic 98 Alert: Score'.

•	For those with an fni_ref number or sponsor_id HE (Helios), use the highest of the primary and co-applicant scores in the Contract Files. For Bolt non-VT loans (i.e., lender = WECC, AFC, or TERM), use the minimum of the two scores in the Contract Files. For all others, use the primary applicant's score in the Contract Files.

•	In instances where there are multiple credit reports provided for the same borrower, use the most recent of the reports in the Contract Files.

Item – Internal Risk Level:

•	Use the 'App_Tier_CD' field in the Data Warehouse.

Item – Origination Date or Start Date:

•	For all loans with VT as the lender, use orig_date from the Loan Data Tape and for all else use the start_date to match with the 'Positive Pay Date' in the Servicing Screenshots.

Item – Original Term:

•	Viewtech Contract: In the Contract Files, in the payment schedule section (page 1), sum together the number of payments to get the original term.

•	AFC Contract: In the Contract Files, under the 'Truth In Lending Disclosure' use the 'Number of Payments' as the original term.

•	Banker's Systems Contract: In the Contract Files, on the 'Simple Note Interest Note, Disclosure, and Security Agreement', sum together the number of payments to get the original term.

Item – Monthly Payment:

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•	Viewtech Contract: In the Contract Files, in the payment schedule section (page 1), the amount of payment is the original payment.

•	AFC Contract: In the Contract Files, under the 'Truth In Lending Disclosure' record the 'Amount of Each Monthly Payment'.

•	Banker's System Contract: In the Contract Files, on the 'Simple Note Interest Note, Disclosure, and Security Agreement', take the 'Amount of Payment(s)'. If there are different payment amounts shown, use the first payment amount shown in the payment schedule.

Item – Original Loan Amount:

•	Viewtech Contract: In the Contract Files, on page 1 of the contract, 'Amount Financed' is the loan amount.

•	AFC Contract: In the Contract Files, under the 'Truth In Lending Disclosure' use the 'Amount Financed'.

•	Banker's System Contract: In the Contract Files, on the 'Simple Note Interest Note, Disclosure, and Security Agreement', use the 'Amount Financed'.

Item – Loan Rate:

•	Viewtech Contract: In the Contract Files, on page 1 of the contract, use the 'Annual Percentage Rate' .

•	AFC Contract: In the Contract Files, under the 'Truth In Lending Disclosure' use the 'Annual Percentage Rate' .

•	Banker's System Contract: In the Contract Files, on the 'Simple Note Interest Note, Disclosure, and Security Agreement', use the 'Annual Percentage Rate'.

Item – Maturity Date:

•	Under the 'Term of Contract' section of the Servicing Screenshots, use the 'Maturity Date'.

Item – Origination State:

•	Viewtech Contract: In the Contract Files, on page 1 of the contract, use the state for the 'Buyer' listed.

•	AFC Contract: In the Contract Files, on page 1, use the state abbreviation listed in the 'Customer(s) Name and Address' , 'Address of Property' or 'Address' section.

•	Banker's System Contract: In the Contract Files, on page 1 of the 'Simple Note Interest Note, Disclosure, and Security Agreement', use the state abbreviation associated with the 'Borrower's Name and Address' section of the agreement.

Item – Current Balance:

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•	Take Principal Balance on Servicing Screenshot (Account Level) and add back principal payments applied after 12/31/15 from Servicing Screenshots (Payment History) for Sample Loans #1-220 (December 31, 2015). For Sample Loans #221-225, apply the same procedure and for principal payments, use cut-off date of 1/31/2016. For Sample Loans #226-250, apply the same procedure and for principal payments, use cut-off date of 3/31/2016.

Item – Number of Days Delinquent:

•	Under the 'Collection Status' section of the Servicing Screenshots, use ''Days Late' as number of days delinquent.

•	If the 'Delinquent Code' is blank on the Servicing Screenshot, then the days delinquent is 0.

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Exhibit B – List of Sample Loans for Procedure 4

Sample #	Sample #
27	94
34	100
39	101
41	102
44	103
49	104
50	108
51	117
53	120
55	137
56	146
59	154
66	158
75	158
85	183
91	212

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Exhibit C - Exceptions

Sample Loan	Procedure	Exception
97	1	Internal Risk Level per Loan Data Tape did not agree to Data Warehouse.
106	1	Internal Risk Level per Loan Data Tape did not agree to Data Warehouse.
109	1	Internal Risk Level per Loan Data Tape did not agree to Data Warehouse.
120	1	Internal Risk Level per Loan Data Tape did not agree to Data Warehouse.